Stockholders' Equity (Details) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 14, 2025 USD ($)	Nov. 10, 2023 USD ($)	Aug. 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jun. 30, 2026 USD ($) director $ / shares shares	Jun. 30, 2025 USD ($) director $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares					$ 0.9	$ 0.9	$ 0.85	$ 0.85
Dividends, common stock in cash | $									$ 32.8	$ 31.5
Common shares issued									92	98
Shares repurchase program authorized amount | $					$ 300.0				$ 300.0						$ 100.0
Stock repurchase program authorized repurchase additional amount | $	$ 100.0	$ 100.0
Repurchased shares				661,103	60,819				60,819		661,103	927,527	1,131,040	466,955
Value of repurchased shares | $				$ 53.9	$ 5.9				$ 5.9		$ 53.9	$ 76.1	$ 70.6	$ 28.6
Total shares repurchased					3,247,444				3,247,444
Amount of total shares repurchased | $					$ 235.1				$ 235.1
Repurchase of common stock | $									$ 0.9
Maximum number of shares that may be granted					1,000,000				1,000,000
Number of directors who elected to receive their compensation in shares | director									0	0
Employees of the Manager | Restricted shares
Stockholders' Equity
Shares granted				30,000
Shares issued and outstanding				30,000	28,000				28,000		30,000
Aggregate compensation expense | $				$ 2.3							$ 2.3
Vesting period											4 years
Employees of the Manager | Vesting in December 2025 | Restricted shares
Stockholders' Equity
Shares granted				2,000
Employees of the Manager | Vesting in December 2026 | Restricted shares
Stockholders' Equity
Shares granted				4,000
Employees of the Manager | Vesting in December 2027 | Restricted shares
Stockholders' Equity
Shares granted				8,000
Employees of the Manager | Vesting in December 2028 | Restricted shares
Stockholders' Equity
Shares granted				16,000
Manager
Stockholders' Equity
Shares issued and outstanding					100,000				100,000
Manager | Common Stock
Stockholders' Equity
Shares granted			100,000
Manager | Restricted shares
Stockholders' Equity
Vesting period									1 year
Stock based compensation expenses | $									$ 6.0
Related party | Restricted shares
Stockholders' Equity
Stock based compensation expenses | $									$ 4.8
O 2026 M3 Dividends
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares									$ 0.9
O 2026 M6 Dividends
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares									$ 0.90
O 2025 M2 Dividends
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares										$ 0.85
O 2025 M6 Dividends
Stockholders' Equity
Dividend declared (in US$ per share) | $ / shares										$ 0.85